Residential Loans at Fair Value - Schedule of Concentrations of Credit Risk (Detail) (Residential Loans [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Percentage of residential loans by state	100.00%	100.00%
California [Member]
Concentration Risk [Line Items]
Percentage of residential loans by state	18.00%	15.00%
Texas [Member]
Concentration Risk [Line Items]
Percentage of residential loans by state	11.00%	14.00%
Florida [Member]
Concentration Risk [Line Items]
Percentage of residential loans by state	7.00%	8.00%
New York [Member]
Concentration Risk [Line Items]
Percentage of residential loans by state	5.00%	5.00%
Other Less Than 5% [Member]
Concentration Risk [Line Items]
Percentage of residential loans by state	59.00%	58.00%